Note 6 - Note Payable (Details Textual) - USD ($)	1 Months Ended
	Jan. 31, 2024	Nov. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Notes Payable, Current			$ 0	$ 557,200
Insurance Policy Financing Arrangement [Member] | Notes Payable [Member]
Debt Instrument, Face Amount	$ 400,000	$ 610,700
Debt Instrument, Interest Rate, Stated Percentage	4.93%	8.49%
Debt Instrument, Term (Month)	11 months	11 months
Notes Payable, Current				$ 557,200